Loans and Allowance for Credit Losses - Summary of Continuity in Loss Allowance by Each Product Type (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure of credit risk exposure [line items]
Beginning balance	$ 2,958
Ending balance	2,998	$ 2,958
IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	2,958
Ending balance	2,998	2,958
IFRS9 [member] | Allowance for credit losses related to loans [member]
Disclosure of credit risk exposure [line items]
Beginning balance	2,564
Ending balance	2,617	2,564
IFRS9 [member] | Allowance for credit losses related to other credit instruments [member]
Disclosure of credit risk exposure [line items]
Beginning balance	394
Ending balance	381	394
Residential mortgages [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	105	152
Net remeasurement of loss allowance	17	(40)
Loan originations	34	38
Derecognitions and maturities	(12)	(19)
Model changes	7
Total Provision for Credit Losses (PCL)	46	(21)
Write-offs	(5)	(12)
Recoveries of previous write-offs	7	11
Foreign exchange and other	(11)	(25)
Ending balance	142	105
Consumer installment and other personal loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	576	707
Net remeasurement of loss allowance	66	61
Loan originations	92	86
Derecognitions and maturities	(61)	(76)
Model changes	(22)	(22)
Total Provision for Credit Losses (PCL)	75	49
Write-offs	(205)	(236)
Recoveries of previous write-offs	80	86
Foreign exchange and other	(9)	(30)
Ending balance	517	576
Credit Card Loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	359	431
Net remeasurement of loss allowance	154	122
Loan originations	54	39
Derecognitions and maturities	(28)	(36)
Model changes	12
Total Provision for Credit Losses (PCL)	192	125
Write-offs	(249)	(266)
Recoveries of previous write-offs	78	94
Foreign exchange and other	(15)	(25)
Ending balance	365	359
Business and government loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	1,918	2,524
Net remeasurement of loss allowance	(86)	(77)
Loan originations	488	329
Derecognitions and maturities	(391)	(354)
Model changes	(13)	(24)
Total Provision for Credit Losses (PCL)	(2)	(126)
Write-offs	(153)	(336)
Recoveries of previous write-offs	50	42
Foreign exchange and other	161	(186)
Ending balance	1,974	1,918
Stage One [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	950
Ending balance	1,031	950
Stage One [member] | IFRS9 [member] | Allowance for credit losses related to loans [member]
Disclosure of credit risk exposure [line items]
Beginning balance	755
Ending balance	837	755
Stage One [member] | IFRS9 [member] | Allowance for credit losses related to other credit instruments [member]
Disclosure of credit risk exposure [line items]
Beginning balance	195
Ending balance	194	195
Stage One [member] | Residential mortgages [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	46	51
Transfer to Stage 1	39	62
Transfer to Stage 2	(4)	(4)
Net remeasurement of loss allowance	(52)	(93)
Loan originations	34	38
Derecognitions and maturities	(5)	(7)
Model changes	2
Total Provision for Credit Losses (PCL)	14	(4)
Foreign exchange and other	(1)	(1)
Ending balance	59	46
Stage One [member] | Consumer installment and other personal loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	128	148
Transfer to Stage 1	230	297
Transfer to Stage 2	(41)	(30)
Transfer to Stage 3	(5)	(7)
Net remeasurement of loss allowance	(263)	(289)
Loan originations	92	86
Derecognitions and maturities	(22)	(27)
Model changes	(9)	(48)
Total Provision for Credit Losses (PCL)	(18)	(18)
Foreign exchange and other	1	(2)
Ending balance	111	128
Stage One [member] | Credit Card Loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	114	110
Transfer to Stage 1	149	194
Transfer to Stage 2	(34)	(28)
Transfer to Stage 3	(2)	(1)
Net remeasurement of loss allowance	(156)	(191)
Loan originations	54	39
Derecognitions and maturities	(5)	(7)
Model changes	(6)
Total Provision for Credit Losses (PCL)		6
Foreign exchange and other	1	(2)
Ending balance	115	114
Stage One [member] | Business and government loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	662	658
Transfer to Stage 1	313	505
Transfer to Stage 2	(166)	(101)
Transfer to Stage 3	(1)	(2)
Net remeasurement of loss allowance	(437)	(549)
Loan originations	488	329
Derecognitions and maturities	(223)	(140)
Model changes	19	(5)
Total Provision for Credit Losses (PCL)	(7)	37
Foreign exchange and other	91	(33)
Ending balance	746	662
Stage Two [Member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	1,497
Ending balance	1,410	1,497
Stage Two [Member] | IFRS9 [member] | Allowance for credit losses related to loans [member]
Disclosure of credit risk exposure [line items]
Beginning balance	1,311
Ending balance	1,236	1,311
Stage Two [Member] | IFRS9 [member] | Allowance for credit losses related to other credit instruments [member]
Disclosure of credit risk exposure [line items]
Beginning balance	186
Ending balance	174	186
Stage Two [Member] | Residential mortgages [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	40	75
Transfer to Stage 1	(37)	(53)
Transfer to Stage 2	10	21
Transfer to Stage 3	(7)	(13)
Net remeasurement of loss allowance	61	24
Derecognitions and maturities	(7)	(12)
Model changes	5
Total Provision for Credit Losses (PCL)	25	(33)
Foreign exchange and other	2	(2)
Ending balance	67	40
Stage Two [Member] | Consumer installment and other personal loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	357	454
Transfer to Stage 1	(221)	(287)
Transfer to Stage 2	71	66
Transfer to Stage 3	(82)	(94)
Net remeasurement of loss allowance	226	247
Derecognitions and maturities	(39)	(49)
Model changes	(13)	26
Total Provision for Credit Losses (PCL)	(58)	(91)
Foreign exchange and other	5	(6)
Ending balance	304	357
Stage Two [Member] | Credit Card Loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	245	321
Transfer to Stage 1	(149)	(194)
Transfer to Stage 2	34	28
Transfer to Stage 3	(114)	(172)
Net remeasurement of loss allowance	236	292
Derecognitions and maturities	(23)	(29)
Model changes	18
Total Provision for Credit Losses (PCL)	2	(75)
Foreign exchange and other	3	(1)
Ending balance	250	245
Stage Two [Member] | Business and government loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	855	1,258
Transfer to Stage 1	(267)	(496)
Transfer to Stage 2	243	172
Transfer to Stage 3	(52)	(97)
Net remeasurement of loss allowance	127	334
Derecognitions and maturities	(168)	(214)
Model changes	(32)	(19)
Total Provision for Credit Losses (PCL)	(149)	(320)
Foreign exchange and other	83	(83)
Ending balance	789	855
Stage three [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	511
Ending balance	557	511
Stage three [member] | IFRS9 [member] | Allowance for credit losses related to loans [member]
Disclosure of credit risk exposure [line items]
Beginning balance	498
Ending balance	544	498
Stage three [member] | IFRS9 [member] | Allowance for credit losses related to other credit instruments [member]
Disclosure of credit risk exposure [line items]
Beginning balance	13
Ending balance	13	13
Stage three [member] | Residential mortgages [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	19	26
Transfer to Stage 1	(2)	(9)
Transfer to Stage 2	(6)	(17)
Transfer to Stage 3	7	13
Net remeasurement of loss allowance	8	29
Total Provision for Credit Losses (PCL)	7	16
Write-offs	(5)	(12)
Recoveries of previous write-offs	7	11
Foreign exchange and other	(12)	(22)
Ending balance	16	19
Stage three [member] | Consumer installment and other personal loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	91	105
Transfer to Stage 1	(9)	(10)
Transfer to Stage 2	(30)	(36)
Transfer to Stage 3	87	101
Net remeasurement of loss allowance	103	103
Total Provision for Credit Losses (PCL)	151	158
Write-offs	(205)	(236)
Recoveries of previous write-offs	80	86
Foreign exchange and other	(15)	(22)
Ending balance	102	91
Stage three [member] | Credit Card Loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Transfer to Stage 3	116	173
Net remeasurement of loss allowance	74	21
Total Provision for Credit Losses (PCL)	190	194
Write-offs	(249)	(266)
Recoveries of previous write-offs	78	94
Foreign exchange and other	(19)	(22)
Stage three [member] | Business and government loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	401	608
Transfer to Stage 1	(46)	(9)
Transfer to Stage 2	(77)	(71)
Transfer to Stage 3	53	99
Net remeasurement of loss allowance	224	138
Total Provision for Credit Losses (PCL)	154	157
Write-offs	(153)	(336)
Recoveries of previous write-offs	50	42
Foreign exchange and other	(13)	(70)
Ending balance	$ 439	$ 401